PROVISION FOR INCOME TAXES (Detail Textuals) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Income Tax Disclosure [Line Items]
Statutory federal income tax rate		25.30%
Operating Loss Carryforwards	$ 5,041,541
2017
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	34.00%
2018
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	21.00%